Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Computers and software	$839	$510
R&D lab equipment	609	469
Furniture and fixtures	69	40
Leasehold improvements	1,931	1,828
Total property, plant and equipment	3,448	2,847
Less accumulated depreciation and amortization	(2,229)	(1,841)
Property, plant and equipment, net	$1,219	$1,006
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated Useful Life
Equipment on lease	5 years
Computers and software	3 years
R&D lab equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the remaining lease term or useful life of 5 years
Property and equipment, net consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Computers and software	$510	$883
R&D lab equipment	469	914
Furniture and fixtures	40	101
Leasehold improvements	1,828	1,387
Total property and equipment	2,847	3,285
Less accumulated depreciation	(1,841)	(1,829)
Property and equipment, net	$1,006	$1,456